Consolidated Statements of Comprehensive Income In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
NET INCOME	$ 45,481	¥ 4,683,632	¥ 5,317,347	¥ 3,574,510
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX (Note 15):
Foreign currency translation adjustments	4,074	419,557	90,014	(9,539)
Unrealized holding gain on securities	9,596	988,139	256,521	102,745
Defined benefit pension plans	399	41,115	(59,252)	(31,605)
TOTAL COMPREHENSIVE INCOME	59,550	6,132,443	5,604,630	3,636,111
LESS: COMPREHENSIVE (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(2,343)	(241,251)	(16,673)	66,453
COMPREHENSIVE INCOME ATTRIBUTABLE TO INTERNET INITIATIVE JAPAN INC.	$ 57,207	¥ 5,891,192	¥ 5,587,957	¥ 3,702,564